Contingent liabilities and legal proceedings - USL's dispute with IDBI Bank Limited (Details) ₨ in Millions	Apr. 01, 2015 INR (₨)
IDBI Bank Limited | United Spirits Limited
Disclosure of contingent liabilities [line items]
Damages claimed	₨ 459